NATURE OF BUSINESS - Components of Consideration - Osgood Mining Company LLC Acquisition (Details) - Osgood Mining Company LLC Acquisition $ in Thousands	Apr. 15, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Cash	$ 23,000
Transaction costs	309
Total consideration	56,374
Other assets	28
Buildings and equipment	356
Mineral properties	58,041
Reclamation and closure cost obligations	2,051
Allocated value recognised as of acquisition date	56,374
Common shares
Disclosure of detailed information about business combination [line items]
Equity issued	27,000
Warrants
Disclosure of detailed information about business combination [line items]
Equity issued	$ 6,065